Expense Example {- Franklin Convertible Securities Fund} - Franklin Investors Securities Trust - FIST1-32 - Franklin Convertible Securities Fund	Mar. 01, 2021 USD ($)
Class A
Expense Example:
1 year	$ 631
3 years	803
5 years	990
10 years	1,530
Class C
Expense Example:
1 year	262
3 years	502
5 years	866
10 years	1,889
Class R6
Expense Example:
1 year	52
3 years	172
5 years	303
10 years	685
Advisor Class
Expense Example:
1 year	60
3 years	189
5 years	329
10 years	$ 738